Trade and Other Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of Trade and Other Receivables

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Trade debtors	$1,627,393	$3,034,897
MESC grant funds receivable	6,323,492	—
Loss allowance	(252,429)	—
Other receivables	459,717	529,436
Total trade and other receivables	$8,158,173	$3,564,333